Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	46.56%	10.64%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.29%	0.21%
Volatility rates in %	53.38%	48.10%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.07%	0.11%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	3.51%	0.31%